Income Taxes (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Abstract]
"Expected" tax expense (benefit)	$ 1,320,402	$ 290,955	$ (2,012,466)
Impact of nondeductible write-off of goodwill			1,897,285
Benefits from Sec. 199 manufacturing deduction	(177,230)	(13,702)	(34,870)
Impact of restricted share grants			136,225
State income taxes, net of federal benefit	62,936	77,042	44,061
Other differences, net	51,227	43,957	61,055
Total	$ 1,257,335	$ 398,252	$ 91,290